Credit from Banks and Others (Composition) (Details) - USD ($) $ in Millions	Dec. 31, 2017	Dec. 31, 2016
Short-term credit [Abstract]
Short-term credit from financial institutions	$ 635	$ 572
Short-term credit from the parent company	175	0
Long term loans from financial institutions	12	16
Total Short Term Credit	822	588
Long-term debt and debentures [Abstract]
Loans from financial institutions	786	1,254
Other loans	98	87
Less - current maturities	12	16
Marketable debentures	1,241	1,196
Non-marketable debentures	275	275
Total Long-term debt and debentures	$ 2,388	$ 2,796